Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	₩ 22,087,645
Additions	2,150,665	₩ 5,908,102
Depreciation	(3,727,001)	(3,268,779)
Disposals	(202,048)	(594,604)
Impairment loss	(38,494)	(1,550,430)
Effect of movements in exchange rates	(5,375)	131,862
Government grants received	(118,341)	(280,676)
Balance	20,147,051	22,087,645
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	113,250	21,600,130
Balance	110,907	113,250
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	62,949,455	60,518,509
Balance	64,101,571	62,949,455
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(39,304,268)	(38,870,782)
Balance	(42,406,337)	(39,304,268)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(1,557,542)	(47,597)
Balance	(1,548,183)	(1,557,542)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	454,035
Disposals	(11,266)	(7,861)
Others	53	68
Balance	442,822	454,035
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	454,035	461,828
Balance		454,035
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	454,035	461,828
Balance	442,822	454,035
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	4,105,893
Depreciation	(332,058)	(302,157)
Disposals	(31,936)	(4,958)
Impairment loss	1,074	(125,687)
Others	117,900	1,064,123
Effect of movements in exchange rates	(1,020)	21,984
Government grants received	(12,647)	(83,200)
Balance	3,847,206	4,105,893
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	4,105,893	3,535,788
Balance		4,105,893
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	7,381,156	6,528,939
Balance	7,420,854	7,381,156
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(3,154,387)	(2,991,445)
Balance	(3,457,052)	(3,154,387)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(120,876)	(1,706)
Balance	(116,596)	(120,876)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	7,570,773
Depreciation	(3,036,497)	(2,609,205)
Disposals	(117,538)	(559,616)
Impairment loss	(30,815)	(1,212,215)
Others	4,984,430	6,958,793
Effect of movements in exchange rates	(1,882)	30,957
Government grants received	(93,825)	(17,028)
Balance	9,274,646	7,570,773
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	7,570,773	4,979,087
Balance		7,570,773
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	43,604,721	39,825,070
Balance	48,174,525	43,604,721
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(34,810,300)	(34,817,982)
Balance	(37,582,109)	(34,810,300)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(1,223,648)	(28,001)
Balance	(1,317,770)	(1,223,648)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	136,788
Depreciation	(67,391)	(66,592)
Disposals	(2,963)	(1,622)
Impairment loss	8	(8,278)
Others	59,758	70,140
Effect of movements in exchange rates	(33)	884
Balance	126,167	136,788
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	136,788	142,256
Balance		136,788
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	899,053	834,628
Balance	735,329	899,053
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(753,987)	(692,372)
Balance	(600,912)	(753,987)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(8,278)
Balance	(8,250)	(8,278)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	9,446,327
Additions	2,098,911	5,878,369
Impairment loss	(3,801)	(171,439)
Others	(5,481,494)	(8,373,047)
Effect of movements in exchange rates	(2,347)	75,958
Government grants received	(11,869)	(180,448)
Balance	6,045,727	9,446,327
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	9,446,327	12,216,934
Balance		9,446,327
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	9,618,256	12,234,824
Balance	6,122,364	9,618,256
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(171,929)	(17,890)
Balance	(76,637)	(171,929)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	260,579
Depreciation	(236,986)	(239,762)
Disposals	(38,345)	(16,953)
Impairment loss	(4,960)	(28,509)
Others	319,353	279,923
Effect of movements in exchange rates	(65)	1,643
Balance	299,576	260,579
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	260,579	264,237
Balance		260,579
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	823,101	633,220
Balance	1,021,641	823,101
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(534,013)	(368,983)
Balance	(697,134)	(534,013)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(28,509)
Balance	(24,931)	(28,509)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions	51,754	29,733
Depreciation	(54,069)	(51,063)
Disposals	0	(3,594)
Impairment loss	0	(4,302)
Effect of movements in exchange rates	(28)	436
Right-of-use assets [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	113,250	142,040
Balance		113,250
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	169,133	142,040
Balance	184,036	169,133
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(51,581)
Balance	(69,130)	(51,581)
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(4,302)
Balance	₩ (3,999)	₩ (4,302)